SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

5.     SEGMENT INFORMATION

Since the IPO, the chief operating decision-maker (CODM) of the Group are the Board of Directors and the Chief Executive Officer. The CODM reviews the Group’s internal reporting based on the management accounts in order to assess performance and allocate resources. Management has determined the operating segments based on these reports.

In evaluating the performance of the Group’s operating segments and allocating resources, the CODM reviews selected items of each segment’s statement of profit or loss and other comprehensive income including revenue and Adjusted EBITDA (an operating profit / (loss) for the period before depreciation and amortization and other adjustments described in the table “Reconciliation of Adjusted EBITDA to Profit / (loss) before income tax”). All other financial information is presented on a consolidated basis. Assets and liabilities are not allocated to different operating segments for internal reporting purposes.

The Group identifies its operating segments based on how the CODM manages the business, allocates resources, makes operating decisions and evaluates operating performance. The Group has identified the following operating segments on this basis, as these segments are analyzed separately by the CODM:

-	Core Business;
-	Mortgage Marketplace;
-	Valuation and Analytics;
-	C2C Rental; and
-	End-to-End Offerings.

The “Core Business” segment represents the mature main service line of real estate online classifieds and related advertising services provided on the Group’s platform (websites cian.ru, n1.ru, mlsn.ru and mobile application). This segment relates to the online real estate classified platform, where clients like real estate agencies and agents, developers and individual property owners place their property listings and related advertising materials.

Each of the other operating segments represents the Group’s new offerings focused on developing different transactional business models:

●	Mortgage Marketplace represents a platform for mortgage price comparison, mortgage pre-approval and origination, where the Group earns commissions from its partner banks for distributing their mortgage products;
●	Valuation and Analytics – services where the Group earns fees derived from the customers for providing access to the Group’s proprietary real estate market research, data analytics and market intelligence services;
●	C2C Rental – a service intended to facilitate seamless rental transactions, where the Group earned revenue for providing an end-to-end solution in property rentals. The Group decided to cease development of this service in the fourth quarter of 2021 due to a combination of factors, such as insufficient market perspectives and lower than planned performance;
●	End-to-End Offerings – a new operating segment which emerged in 2021. The CODM does not review the service offerings of this segment individually and thus End-to-End Offerings represents a single operating segment comprising the following:
o	Home Swap service – a service, where the Group acquires and resells properties. This service was launched in the fourth quarter of 2021 as part of the pilot project, and
o	Online Transaction Services – a service, that enables online execution of real estate transactions (including document checking, verification, signing and storage, notary services, registration and tax refunds) and facilitates simultaneous sales and purchases for our customers and users.

Revenue in all periods presented in the financial statements is derived from third parties and there is no inter-segment revenue. The Group operates only in Russia.

Revenue and costs are directly attributed to the Group’s segments when possible. However, due to the integrated structure of the Group’s business, certain costs incurred by one segment may benefit the other segments. These costs primarily include headcount-related expenses, marketing and advertising costs, product development, IT expenses (including hosting and technical support expenses and telecommunication services), office maintenance expenses and other general corporate expenses such as finance, accounting, legal, human resources, recruiting and facilities costs. These costs are allocated to each segment based on the estimated benefit each segment receives from such expenses, using specific allocation drivers representing this benefit. Substantially all assets and liabilities relate to the “Core Business” operating segment.

Management reporting is different from IFRS, the differences are IFRS adjustments listed below, which are not analyzed by the CODM in assessing the operating performance of the business:

-	Share-based payments – for the purposes of CODM’s assessment of operating performance the fair value adjustments related to measurement of equity-settled employee benefits reserves are not analyzed; and
-	Income from the depositary – for the purposes of CODM’s assessment of operating performance income from the depositary is not analyzed, as this is not an operating income stream and it relates purely to the Group’s public status and its ADSs program;

as well as non-recurring items, such as IPO costs, that occur from time to time and are evaluated for adjustment as and when they occur.

Starting from 2022 the Group changed its management reporting to be more convergent with IFRS. The following differences were eliminated:

-	Reclassification of lease related amortization and interest – for the purposes of CODM’s assessment of operating performance rental expenses were previously considered operating expenses included in Adjusted EBITDA, rather than depreciation and interest expense, thus, IFRS 16 ‘Leases’ was not applied in internal reporting;
-	Reclassification of operating expense related to software licenses to amortization – for the purposes of CODM’s assessment of operating performance, expenses related to software licenses were considered operating expenses included in Adjusted EBITDA, rather than amortization of intangible assets.
-	Capitalized development costs – for the purposes of CODM’s assessment of operating performance expenses none of the expenses were capitalized;

The corresponding information for the years ended December 31, 2021 and 2020 is restated accordingly.

Information on each of the reportable segments and reconciliation to Profit / (loss) before income tax is as follows:

	For the year ended December 31, 2022
			Valuation
	Core	Mortgage	and		End-to-End
	Business	Marketplace	Analytics	C2C Rental	Offerings	Total
Revenue, including:	7,850	229	54	—	133	8,266
Listing revenue	4,805	7	—	—	—	4,812
Lead generation revenue	2,356	12	—	—	—	2,368
Display advertising revenue	646	4	—	—	—	650
Other revenue	43	206	54	—	133	436

Adjusted EBITDA	2,369	(155)	(59)	(5)	(479)	1,671
Reconciliation of Adjusted EBITDA to Profit before income tax
Adjusted EBITDA						1,671
Depreciation and amortization						(269)
Finance income, net						85
Foreign currency exchange loss, net						(108)
Income from the depositary						45
Share-based payments						(657)
Profit before income tax						767

	For the year ended December 31, 2021
			Valuation
	Core	Mortgage	and		End-to-End
	Business	Marketplace	Analytics	C2C Rental	Offerings	Total
Revenue, including:	5,641	295	45	3	49	6,033
Listing revenue	3,699	—	—	—	—	3,699
Lead generation revenue	1,329	3	—	—	—	1,332
Display advertising revenue	596	5	—	—	—	601
Other revenue	17	287	45	3	49	401
Adjusted EBITDA	1,223	(475)	(69)	(143)	(218)	318
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA						318
Depreciation and amortization						(279)
Finance expenses, net						(42)
Foreign currency exchange gain, net						53
IPO-related costs						(304)
Income from the depositary						6
Share-based payments						(2,549)
Loss before income tax						(2,797)

	For the year ended December 31, 2020
			Valuation
	Core	Mortgage	and
	Business	Marketplace	Analytics	C2C Rental	Total
Revenue, including:	3,822	110	39	1	3,972
Listing revenue	2,383	—	—	—	2,383
Lead generation revenue	991	3	—	—	994
Display advertising revenue	439	17	—	—	456
Other revenue	9	90	39	1	139
Adjusted EBITDA	659	(246)	(112)	(120)	181
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA					181
Depreciation and amortization					(200)
Finance expenses, net					(61)
Foreign currency exchange loss, net					(1)
Share-based payments					(558)
Loss before income tax					(639)